Discontinued Operations (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Proceeds from Divestiture of Businesses	$ 926	¥ 5,970	$ 1,706	¥ 11,000
Disposal Of Business, Cumulative Translation Gain			1,880
Disposal Of Business, Net Book Value			1,435
Gain (Loss) on Disposition of Business			0		$ 2,461	$ 0
Business Combination, Consideration Transferred			2,016	¥ 13,000
Business Combination Consideration Receivable			$ 310				¥ 2,000
Tangshan Yian Biological Engineering Co Ltd [Member]
Disposal Group, Including Discontinued Operation, Consideration						$ 1,872		¥ 13,000
Disposal Group, Including Discontinued Operation, Percentage of Ownership Sold						100.00%